Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Outstanding aggregate principal amount	$ 2,794,108	$ 3,331,909
Deferred debt issuance costs	(38,302)	(50,751)
Amortization of interest expense	2,562	(18,887)
Total	2,758,368	3,262,271
Short-term debt	10,190	15,400
Long-term Debt, Excluding Current Maturities, Total	$ 2,748,178	$ 3,246,871